World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2014

Dates Covered
Collections Period	02/01/14 - 02/28/14
Interest Accrual Period	02/18/14 - 03/16/14
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/14	392,419,474.91	25,242
Yield Supplement Overcollateralization Amount at 01/31/14	6,708,382.97	0
Receivables Balance at 01/31/14	399,127,857.88	25,242
Principal Payments	15,375,906.81	993
Defaulted Receivables	881,058.36	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/14	6,320,242.15	0
Pool Balance at 02/28/14	376,550,650.56	24,206

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	4,654,467.61	369
Past Due 61-90 days	1,112,693.77	77
Past Due 91 + days	258,233.14	17
Total	6,025,394.52	463

Total 31+ Delinquent as % Ending Pool Balance	1.60%

Recoveries	487,114.33

Aggregate Net Losses/(Gains) - February 2014	393,944.03

Overcollateralization Target Amount	16,944,779.28
Actual Overcollateralization	16,944,779.28

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	4.62%
Weighted Average Remaining Term	46.45

Flow of Funds	$ Amount

Collections	16,996,380.59
Advances	(28,961.65)
Investment Earnings on Cash Accounts	2,084.61
Servicing Fee	(332,606.55)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,636,897.00

Distributions of Available Funds
(1) Class A Interest	189,596.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,154,727.26
(7) Distribution to Certificateholders	1,279,904.55
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,636,897.00

Servicing Fee	332,606.55
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 02/18/14	374,760,598.54
Principal Paid	15,154,727.26
Note Balance @ 03/17/14	359,605,871.28

Class A-1
Note Balance @ 02/18/14	0.00
Principal Paid	0.00
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-2
Note Balance @ 02/18/14	76,903,598.54
Principal Paid	15,154,727.26
Note Balance @ 03/17/14	61,748,871.28
Note Factor @ 03/17/14	28.3251703%

Class A-3
Note Balance @ 02/18/14	176,000,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	176,000,000.00
Note Factor @ 03/17/14	100.0000000%

Class A-4
Note Balance @ 02/18/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	107,515,000.00
Note Factor @ 03/17/14	100.0000000%

Class B
Note Balance @ 02/18/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	14,342,000.00
Note Factor @ 03/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	202,265.19
Total Principal Paid	15,154,727.26
Total Paid	15,356,992.45

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	27,557.12
Principal Paid	15,154,727.26
Total Paid to A-2 Holders	15,182,284.38

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00
Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2957712
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1606670
Total Distribution Amount	22.4564382

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1264088
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	69.5170975
Total A-2 Distribution Amount	69.6435063

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/14	81,677.96
Balance as of 02/28/14	52,716.31
Change	(28,961.65)

Reserve Account
Balance as of 02/18/14	1,748,995.36
Investment Earnings	201.26
Investment Earnings Paid	(201.26)
Deposit/(Withdrawal)	-
Balance as of 03/17/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36